Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred Stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, shares issued	0	0	0
Preferred Stock, shares outstanding	0	0	0
Common Class A [Member]
Common Stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, shares authorized	400,000,000	400,000,000	400,000,000
Common Stock, shares issued	16,750,794	8,633,755	8,633,755
Common Stock, shares outstanding	16,750,794	8,633,755	8,633,755
Class V Common Stock [Member]
Common Stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, shares authorized	200,000,000	200,000,000	200,000,000
Common Stock, shares issued	11,502,355	11,502,355	10,152,020
Common Stock, shares outstanding	11,502,355	11,502,355	10,152,020